Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Summary of Investment Holdings [Line Items]
Fixed income securities Fair Value		$ 1,890
Amortized Cost, Total		3,666	$ 3,632
Total Unrealized Gains		3,005	2,506
Total Unrealized Losses	[1]	(118)	(181)
Allowance for Credit Losses, Total		0	0
Fair Value, Total		6,553	5,957	[2]
Net assets related to pending sales of securities		24	42
Fair value of securities in an unrealized loss position		1,500	1,600
Cash Equivalents and Other
Summary of Investment Holdings [Line Items]
Cash equivalents and other, Amortized Cost	[3]	53	43
Cash equivalents and other, Total Unrealized Gains	[3]	0	0
Cash equivalents and other, Total Unrealized Losses	[3]	0	0
Cash equivalents and other, Allowance for Credit Losses	[3]	0	0
Cash equivalents and other, Fair Value	[3]	53	43
U.S.
Summary of Investment Holdings [Line Items]
Equity securities Amortized Cost	[4]	1,397	1,378
Equity securities Total Unrealized Gains	[4]	2,999	2,501
Equity securities Total Unrealized Losses	[4]	(22)	(46)
Equity securities Fair Value	[4]	4,374	3,833
Corporate Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	577	640
Fixed income securities Fair Value	[5]	531	576
Fixed income securities Total Unrealized Gains	[5]	1	1
Fixed income securities Total Unrealized Losses	[5]	(47)	(65)
Fixed income securities Allowance for Credit Losses	[5]	0	0
Government Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	1,332	1,252
Fixed income securities Fair Value	[5]	1,288	1,186
Fixed income securities Total Unrealized Gains	[5]	5	4
Fixed income securities Total Unrealized Losses	[5]	(49)	(70)
Fixed income securities Allowance for Credit Losses	[5]	0	0
Insurance Contracts
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total		236	221
Fixed income securities Fair Value		236	221
Fixed income securities Total Unrealized Gains		0	0
Fixed income securities Total Unrealized Losses		0	0
Fixed Income | Common/collective trust funds
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	71	98
Fixed income securities Fair Value	[5]	71	98
Fixed income securities Total Unrealized Gains	[5]	0	0
Fixed income securities Total Unrealized Losses	[5]	0	0
Fixed income securities Allowance for Credit Losses	[5]	0	0
Virginia Electric and Power Company
Summary of Investment Holdings [Line Items]
Fixed income securities Fair Value		1,086
Amortized Cost, Total		2,022	2,012
Total Unrealized Gains		1,566	1,307
Total Unrealized Losses	[1]	(80)	(117)
Allowance for Credit Losses, Total		0	0
Fair Value, Total		3,508	3,202	[6]
Net assets related to pending sales of securities		9	24
Fair value of securities in an unrealized loss position		844	946
Virginia Electric and Power Company | Cash Equivalents and Other
Summary of Investment Holdings [Line Items]
Cash equivalents and other, Amortized Cost	[3]	9	23
Cash equivalents and other, Total Unrealized Gains	[3]	0	0
Cash equivalents and other, Total Unrealized Losses	[3]	0	0
Cash equivalents and other, Allowance for Credit Losses	[3]	0	0
Cash equivalents and other, Fair Value	[3]	9	23
Virginia Electric and Power Company | U.S.
Summary of Investment Holdings [Line Items]
Equity securities Amortized Cost	[4]	872	858
Equity securities Total Unrealized Gains	[4]	1,562	1,304
Equity securities Total Unrealized Losses	[4]	(21)	(35)
Equity securities Fair Value	[4]	2,413	2,127
Virginia Electric and Power Company | Corporate Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	356	406
Fixed income securities Fair Value	[5]	323	360
Fixed income securities Total Unrealized Gains	[5]	1	1
Fixed income securities Total Unrealized Losses	[5]	(34)	(47)
Fixed income securities Allowance for Credit Losses	[5]	0	0
Virginia Electric and Power Company | Government Debt Fixed Income Securities
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	731	664
Fixed income securities Fair Value	[5]	709	631
Fixed income securities Total Unrealized Gains	[5]	3	2
Fixed income securities Total Unrealized Losses	[5]	(25)	(35)
Fixed income securities Allowance for Credit Losses	[5]	0	0
Virginia Electric and Power Company | Fixed Income | Common/collective trust funds
Summary of Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[5]	54	61
Fixed income securities Fair Value	[5]	54	61
Fixed income securities Total Unrealized Gains	[5]	0	0
Fixed income securities Total Unrealized Losses	[5]	0	0
Fixed income securities Allowance for Credit Losses	[5]	$ 0	$ 0

[1]	Dominion Energy's fair value of securities in an unrealized loss position was $1.5 billion and $1.6 billion at June 30, 2023 and December 31, 2022, respectively. Virginia Power's fair value of securities in an unrealized loss position was $844 million and $946 million at June 30, 2023 and December 31, 2022, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Dominion Energy includes pending sales of securities of $24 million and $42 million at June 30, 2023 and December 31, 2022, respectively. Virginia Power includes pending sales of securities of $9 million and $24 million at June 30, 2023, and December 31, 2022, respectively.
[4]	Unrealized gains and losses on equity securities are included in other income (expense) and the nuclear decommissioning trust regulatory liability.
[5]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability. Changes in allowance for credit losses are included in other income (expense).
[6]	Virginia Power’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date.